Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund
Investment Objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Intermediate Municipal Bond Fund Class ABCT Columbia Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Intermediate Municipal Bond Fund Class ABCT Columbia Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees	[1]	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (Rule 12b-1) fees		0.20%	0.85%	0.85%	none
Other Expenses	[2]	0.22%	0.22%	0.22%	0.37%
Total annual Fund operating expenses		0.87%	1.52%	1.52%	0.82%
Fee waivers and/or reimbursements	[3]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.74%	1.39%	1.39%	0.69%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.74%, 1.39%, 1.39% and 0.69% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Intermediate Municipal Bond Fund Columbia Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	398	581	779	1,351
Class B	442	668	817	1,626
Class C	242	468	817	1,801
Class T	542	712	896	1,429

Expense Example, No Redemption Columbia Intermediate Municipal Bond Fund Columbia Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	142	468	817	1,626
Class C	142	468	817	1,801

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to November 25, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  6.15%
Worst:  4th quarter 2010:  -3.39%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Intermediate Municipal Bond Fund Columbia Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(0.77%)	2.70%	3.28%
Class A returns after taxes on distributions	(0.77%)	2.70%	3.27%
Class A returns after taxes on distributions and sale of Fund shares	0.71%	2.83%	3.33%
Class B	(1.02%)	2.71%	3.11%
Class C	1.42%	3.17%	3.48%
Class T	(2.19%)	2.43%	3.32%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund
Investment Objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Intermediate Municipal Bond Fund	Class Z Columbia Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Intermediate Municipal Bond Fund		Class Z Columbia Intermediate Municipal Bond Fund Class Z
Management fees	[1]	0.45%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.22%
Total annual Fund operating expenses		0.67%
Fee waivers and/or reimbursements	[3]	(0.13%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.54% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Intermediate Municipal Bond Fund Class Z	55	201	360	822

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  6.20%
Worst:  4th quarter 2010:  -3.34%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Intermediate Municipal Bond Fund Columbia Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.82%	3.59%	3.99%
Class Z returns after taxes on distributions	2.82%	3.59%	3.97%
Class Z returns after taxes on distributions and sale of Fund shares	3.15%	3.63%	3.98%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT Columbia New Jersey Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT Columbia New Jersey Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.47%	0.47%	0.47%	0.62%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	[2]	1.28%	2.03%	2.03%	1.18%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[2]

"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia New Jersey Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	718	1,004	1,820
Class B	506	837	1,093	2,166
Class C	306	637	1,093	2,358
Class T	590	832	1,093	1,839

Expense Example, No Redemption Columbia New Jersey Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	206	637	1,093	2,166
Class C	206	637	1,093	2,358

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.62%
Worst:  4th quarter 2010:  -3.57%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia New Jersey Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(1.61%)	2.43%	3.17%
Class A returns after taxes on distributions	(1.61%)	2.42%	3.12%
Class A returns after taxes on distributions and sale of Fund shares	0.04%	2.56%	3.19%
Class B	(2.04%)	2.33%	2.91%
Class C	0.28%	2.69%	3.20%
Class T	(3.08%)	2.20%	3.26%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New Jersey Intermediate Municipal Bond Fund	Class Z Columbia New Jersey Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New Jersey Intermediate Municipal Bond Fund		Class Z Columbia New Jersey Intermediate Municipal Bond Fund Class Z
Management fees		0.55%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[1]	0.47%
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses	[2]	1.03%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[2]

"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia New Jersey Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia New Jersey Intermediate Municipal Bond Fund Class Z	105	328	569	1,259

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.69%
Worst:  4th quarter 2010:  -3.51%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia New Jersey Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	1.93%	3.36%	3.92%
Class Z returns after taxes on distributions	1.93%	3.35%	3.86%
Class Z returns after taxes on distributions and sale of Fund shares	2.48%	3.41%	3.89%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 15 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Connecticut Tax-Exempt Fund Class ABC Columbia Connecticut Tax-Exempt Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Connecticut Tax-Exempt Fund Class ABC Columbia Connecticut Tax-Exempt Fund		Class A	Class B	Class C
Management fees	[1]	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.24%	0.99%	0.99%
Other Expenses	[2]	0.32%	0.32%	0.32%
Total annual Fund operating expenses		1.03%	1.78%	1.78%
Fee waivers and/or reimbursements	[3]	(0.24%)	(0.24%)	(0.24%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.79%	1.54%	1.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Connecticut Tax-Exempt Fund Columbia Connecticut Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	765	994	1,654
Class B	657	837	1,142	1,877
Class C	257	537	942	2,075

Expense Example, No Redemption Columbia Connecticut Tax-Exempt Fund Columbia Connecticut Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	157	537	942	1,877
Class C	157	537	942	2,075

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 6.97%
Worst: 4th quarter 2010: -5.29%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns Columbia Connecticut Tax-Exempt Fund Columbia Connecticut Tax-Exempt Fund Class ABC	1 Year	5 Years	10 Years
Class A	(3.23%)	2.18%	3.57%
Class A returns after taxes on distributions	(3.34%)	2.08%	3.44%
Class A returns after taxes on distributions and sale of Fund shares	(0.71%)	2.38%	3.58%
Class B	(4.02%)	2.07%	3.30%
Class C	0.17%	2.72%	3.61%
Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)	1.24%	2.91%	3.86%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Connecticut Tax-Exempt Fund	Class Z Columbia Connecticut Tax-Exempt Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Connecticut Tax-Exempt Fund		Class Z Columbia Connecticut Tax-Exempt Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.32%
Total annual Fund operating expenses		0.79%
Fee waivers and/or reimbursements	[3]	(0.24%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.55%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.55% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Connecticut Tax-Exempt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Connecticut Tax-Exempt Fund Class Z	56	228	415	956

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. For periods prior to September 27, 2010, when Class Z shares were initially offered by the Fund, the returns shown include the returns of the Fund's Class A shares, which are not offered in this prospectus. Class Z shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class A and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  6.97%
Worst: 4th quarter 2010: -5.25%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns Columbia Connecticut Tax-Exempt Fund Columbia Connecticut Tax-Exempt Fund Class Z	1 Year	5 Years	10 Years
Class Z	1.65%	3.19%	4.08%
Class Z returns after taxes on distributions	1.53%	3.09%	3.95%
Class Z returns after taxes on distributions and sale of Fund shares	2.55%	3.26%	4.04%
Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)	1.24%	2.91%	3.86%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Massachusetts Intermediate Municipal Bond Fund	Class Z Columbia Mass Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Massachusetts Intermediate Municipal Bond Fund		Class Z Columbia Mass Intermediate Municipal Bond Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.26%
Total annual Fund operating expenses		0.73%
Fee waivers and/or reimbursements	[3]	(0.23%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.50%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.50% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Massachusetts Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Mass Intermediate Municipal Bond Fund Class Z	51	210	383	885

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.62%
Worst:  4th quarter 2010:  -3.06%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Mass Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.69%	3.90%	4.10%
Class Z returns after taxes on distributions	2.69%	3.89%	4.08%
Class Z returns after taxes on distributions and sale of Fund shares	2.97%	3.86%	4.06%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Mass Intermediate Municipal Bond Fund Class ABCT Columbia Massachusetts Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Mass Intermediate Municipal Bond Fund Class ABCT Columbia Massachusetts Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees	[1]	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[2]	0.26%	0.26%	0.26%	0.41%
Total annual Fund operating expenses		0.98%	1.73%	1.73%	0.88%
Fee waivers and/or reimbursements	[3]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.75%	1.50%	1.50%	0.65%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Mass Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	399	605	827	1,467
Class B	453	723	917	1,823
Class C	253	523	917	2,022
Class T	538	720	918	1,488

Expense Example, No Redemption Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Mass Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	153	523	917	1,823
Class C	153	523	917	2,022

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to December 9, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  5.55%
Worst:  4th quarter 2010:  -3.13%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Mass Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(0.90%)	2.96%	3.35%
Class A returns after taxes on distributions	(0.91%)	2.95%	3.33%
Class A returns after taxes on distributions and sale of Fund shares	0.51%	3.01%	3.36%
Class B	(1.30%)	2.86%	3.10%
Class C	1.04%	3.22%	3.39%
Class T	(2.31%)	2.74%	3.43%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia California Tax-Exempt Fund	Class Z Columbia California Tax-Exempt Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia California Tax-Exempt Fund		Class Z Columbia California Tax-Exempt Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.18%
Total annual Fund operating expenses		0.65%
Fee waivers and/or reimbursements	[3]	(0.10%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.55%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.55% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia California Tax-Exempt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia California Tax-Exempt Fund Class Z	56	198	352	801

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of Class A shares (the oldest existing Fund class) for periods prior to September 19, 2005, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  10.15%
Worst: 4th quarter 2010:  -6.16%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Average Annual Total Returns Columbia California Tax-Exempt Fund Columbia California Tax-Exempt Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.51%	3.33%	4.21%
Class Z returns after taxes on distributions	2.22%	3.22%	4.06%
Class Z returns after taxes on distributions and sale of Fund shares	3.66%	3.49%	4.20%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes	1.82%	2.34%	3.57%
Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.97%	3.66%	4.64%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia California Tax-Exempt Fund Class ABC Columbia California Tax-Exempt Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia California Tax-Exempt Fund Class ABC Columbia California Tax-Exempt Fund		Class A	Class B	Class C
Management fees	[1]	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.24%	0.99%	0.99%
Other Expenses	[2]	0.18%	0.18%	0.18%
Total annual Fund operating expenses		0.89%	1.64%	1.64%
Fee waivers and/or reimbursements	[3]	(0.10%)	(0.10%)	(0.10%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.79%	1.54%	1.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia California Tax-Exempt Fund Columbia California Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	736	935	1,510
Class B	657	808	1,082	1,735
Class C	257	508	882	1,935

Expense Example, No Redemption Columbia California Tax-Exempt Fund Columbia California Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	157	508	882	1,735
Class C	157	508	882	1,935

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  10.08%
Worst:  4th quarter 2010:  -6.21%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Average Annual Total Returns Columbia California Tax-Exempt Fund Columbia California Tax-Exempt Fund Class ABC	1 Year	5 Years	10 Years
Class A	(2.59%)	2.09%	3.57%
Class A returns after taxes on distributions	(2.87%)	1.98%	3.43%
Class A returns after taxes on distributions and sale of Fund shares	0.16%	2.38%	3.62%
Class B	(3.30%)	1.98%	3.31%
Class C	0.85%	2.62%	3.61%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes	1.82%	2.34%	3.57%
Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.97%	3.66%	4.64%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT Columbia Rhode Island Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT Columbia Rhode Island Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.43%	0.43%	0.43%	0.43%
Total annual Fund operating expenses		1.23%	1.98%	1.98%	0.98%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	446	703	979	1,765
Class B	501	821	1,068	2,113
Class C	301	621	1,068	2,306
Class T	570	772	991	1,619

Expense Example, No Redemption Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	201	621	1,068	2,113
Class C	201	621	1,068	2,306

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.85%
Worst:  4th quarter 2010:  -3.01%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(1.40%)	2.54%	3.22%
Class A returns after taxes on distributions	(1.49%)	2.52%	3.20%
Class A returns after taxes on distributions and sale of Fund shares	0.40%	2.69%	3.28%
Class B	(1.75%)	2.46%	2.94%
Class C	0.57%	2.82%	3.24%
Class T	(2.67%)	2.49%	3.43%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Rhode Island Intermediate Municipal Bond Fund	Class Z Columbia Rhode Island Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Rhode Island Intermediate Municipal Bond Fund		Class Z Columbia Rhode Island Intermediate Municipal Bond Fund Class Z
Management fees		0.55%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[1]	0.43%
Total annual Fund operating expenses		0.98%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Rhode Island Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Rhode Island Intermediate Municipal Bond Fund Class Z	100	312	542	1,201

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.92%
Worst:  4th quarter 2010:  -2.95%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.21%	3.49%	3.94%
Class Z returns after taxes on distributions	2.12%	3.47%	3.92%
Class Z returns after taxes on distributions and sale of Fund shares	2.88%	3.55%	3.94%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New York Intermediate Municipal Bond Fund Class ABCT Columbia New York Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New York Intermediate Municipal Bond Fund Class ABCT Columbia New York Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees	[1]	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[2]	0.29%	0.29%	0.29%	0.44%
Total annual Fund operating expenses		1.01%	1.76%	1.76%	0.91%
Fee waivers and/or reimbursements	[3]	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.75%	1.50%	1.50%	0.65%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia New York Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	399	611	840	1,498
Class B	453	729	930	1,853
Class C	253	529	930	2,052
Class T	538	727	931	1,519

Expense Example, No Redemption Columbia New York Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	153	529	930	1,853
Class C	153	529	930	2,052

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New York Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 25, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 5.83%
Worst: 4th quarter 2010: -3.57%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding, and the Barclays Capital New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

Average Annual Total Returns Columbia New York Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(1.31%)	2.75%	3.34%
Class A returns after taxes on distributions	(1.31%)	2.75%	3.33%
Class A returns after taxes on distributions and sale of Fund shares	0.27%	2.83%	3.34%
Class B	(1.69%)	2.66%	3.09%
Class C	0.63%	3.02%	3.39%
Class T	(2.72%)	2.54%	3.43%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%
Barclays Capital New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.21%	4.57%	4.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New York Intermediate Municipal Bond Fund	Class Z Columbia New York Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New York Intermediate Municipal Bond Fund		Class Z Columbia New York Intermediate Municipal Bond Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.29%
Total annual Fund operating expenses		0.76%
Fee waivers and/or reimbursements	[3]	(0.26%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.50%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.50% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia New York Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia New York Intermediate Municipal Bond Fund Class Z	51	217	397	918

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New York Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.90%
Worst:  4th quarter 2010:  -3.51%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding, and the Barclays Capital New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

Average Annual Total Returns Columbia New York Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.28%	3.69%	4.10%
Class Z returns after taxes on distributions	2.28%	3.69%	4.08%
Class Z returns after taxes on distributions and sale of Fund shares	2.73%	3.68%	4.04%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%
Barclays Capital New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.21%	4.57%	4.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Massachusetts individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Massachusetts Tax-Exempt Fund Class ABC Columbia Massachusetts Tax-Exempt Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Massachusetts Tax-Exempt Fund Class ABC Columbia Massachusetts Tax-Exempt Fund		Class A	Class B	Class C
Management fees	[1]	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.23%	0.98%	0.98%
Other Expenses	[2]	0.24%	0.24%	0.24%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual Fund operating expenses		0.95%	1.70%	1.70%
Fee waivers and/or reimbursements	[3]	(0.15%)	(0.15%)	(0.15%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements	[4]	0.80%	1.55%	1.55%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[4]

"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Massachusetts Tax-Exempt Fund Columbia Massachusetts Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	553	749	962	1,573
Class B	658	821	1,109	1,797
Class C	258	521	909	1,996

Expense Example, No Redemption Columbia Massachusetts Tax-Exempt Fund Columbia Massachusetts Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	158	521	909	1,797
Class C	158	521	909	1,996

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  8.63%
Worst:  4th quarter 2010:  -6.23%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns Columbia Massachusetts Tax-Exempt Fund Columbia Massachusetts Tax-Exempt Fund Class ABC	1 Year	5 Years	10 Years
Class A	(3.98%)	2.18%	3.81%
Class A returns after taxes on distributions	(4.10%)	2.09%	3.67%
Class A returns after taxes on distributions and sale of Fund shares	(1.05%)	2.44%	3.84%
Class B	(4.75%)	2.07%	3.54%
Class C	(0.61%)	2.71%	3.85%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)	0.82%	2.94%	3.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Conn Intermediate Municipal Bond Fund Class ABCT Columbia Connecticut Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Conn Intermediate Municipal Bond Fund Class ABCT Columbia Connecticut Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees	[1]	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[2]	0.30%	0.30%	0.30%	0.45%
Total annual Fund operating expenses		1.02%	1.77%	1.77%	0.92%
Fee waivers and/or reimbursements	[3]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.79%	1.54%	1.54%	0.69%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54% and 0.69% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Connecticut Intermediate Municipal Bond Fund Columbia Conn Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	403	617	848	1,512
Class B	457	735	938	1,867
Class C	257	535	938	2,065
Class T	542	732	939	1,532

Expense Example, No Redemption Columbia Connecticut Intermediate Municipal Bond Fund Columbia Conn Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	157	535	938	1,867
Class C	157	535	938	2,065

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.62%
Worst:  4th quarter 2010:  -3.42%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Connecticut Intermediate Municipal Bond Fund Columbia Conn Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(1.44%)	2.44%	3.00%
Class A returns after taxes on distributions	(1.44%)	2.44%	3.00%
Class A returns after taxes on distributions and sale of Fund shares	0.13%	2.57%	3.06%
Class B	(1.86%)	2.36%	2.75%
Class C	0.47%	2.71%	3.04%
Class T	(2.91%)	2.22%	3.09%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Connecticut Intermediate Municipal Bond Fund	Class Z Columbia Conn Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Connecticut Intermediate Municipal Bond Fund		Class Z Columbia Conn Intermediate Municipal Bond Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.30%
Total annual Fund operating expenses		0.77%
Fee waivers and/or reimbursements	[3]	(0.23%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.54% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Connecticut Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Conn Intermediate Municipal Bond Fund Class Z	55	223	405	933

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  4.69%
Worst:  4th quarter 2010:  -3.36%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Connecticut Intermediate Municipal Bond Fund Columbia Conn Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.12%	3.38%	3.75%
Class Z returns after taxes on distributions	2.12%	3.38%	3.75%
Class Z returns after taxes on distributions and sale of Fund shares	2.57%	3.42%	3.76%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and New York individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New York Tax-Exempt Fund Class ABC Columbia New York Tax-Exempt Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New York Tax-Exempt Fund Class ABC Columbia New York Tax-Exempt Fund		Class A	Class B	Class C
Management fees	[1]	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.24%	0.99%	0.99%
Other Expenses	[2]	0.40%	0.40%	0.40%
Total annual Fund operating expenses		1.11%	1.86%	1.86%
Fee waivers and/or reimbursements	[3]	(0.32%)	(0.32%)	(0.32%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.79%	1.54%	1.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia New York Tax-Exempt Fund Columbia New York Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	781	1,028	1,735
Class B	657	854	1,176	1,957
Class C	257	554	976	2,154

Expense Example, No Redemption Columbia New York Tax-Exempt Fund Columbia New York Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	157	554	976	1,957
Class C	157	554	976	2,154

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 9.75%
Worst: 4th quarter 2010: -5.91%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital New York Municipal Bond Index and the Lipper New York Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital New York Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of New York. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital New York Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital New York Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in New York and therefore provides an additional useful performance comparison. The Lipper New York Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Average Annual Total Returns Columbia New York Tax-Exempt Fund Columbia New York Tax-Exempt Fund Class ABC	1 Year	5 Years	10 Years
Class A	(3.45%)	2.35%	3.86%
Class A returns after taxes on distributions	(3.49%)	2.18%	3.74%
Class A returns after taxes on distributions and sale of Fund shares	(0.82%)	2.60%	3.91%
Class B	(4.25%)	2.26%	3.59%
Class C	(0.06%)	2.89%	3.90%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.44%	4.27%	4.86%
Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)	1.63%	2.91%	3.86%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia California Tax-Exempt Fund Class ABC Columbia California Tax-Exempt Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia California Tax-Exempt Fund Class ABC Columbia California Tax-Exempt Fund		Class A	Class B	Class C
Management fees	[1]	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.24%	0.99%	0.99%
Other Expenses	[2]	0.18%	0.18%	0.18%
Total annual Fund operating expenses		0.89%	1.64%	1.64%
Fee waivers and/or reimbursements	[3]	(0.10%)	(0.10%)	(0.10%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.79%	1.54%	1.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia California Tax-Exempt Fund Columbia California Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	736	935	1,510
Class B	657	808	1,082	1,735
Class C	257	508	882	1,935

Expense Example, No Redemption Columbia California Tax-Exempt Fund Columbia California Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	157	508	882	1,735
Class C	157	508	882	1,935

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  10.08%
Worst:  4th quarter 2010:  -6.21%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Average Annual Total Returns Columbia California Tax-Exempt Fund Columbia California Tax-Exempt Fund Class ABC	1 Year	5 Years	10 Years
Class A	(2.59%)	2.09%	3.57%
Class A returns after taxes on distributions	(2.87%)	1.98%	3.43%
Class A returns after taxes on distributions and sale of Fund shares	0.16%	2.38%	3.62%
Class B	(3.30%)	1.98%	3.31%
Class C	0.85%	2.62%	3.61%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes	1.82%	2.34%	3.57%
Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.97%	3.66%	4.64%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New Jersey Intermediate Municipal Bond Fund	Class Z Columbia New Jersey Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New Jersey Intermediate Municipal Bond Fund		Class Z Columbia New Jersey Intermediate Municipal Bond Fund Class Z
Management fees		0.55%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[1]	0.47%
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses	[2]	1.03%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[2]

"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia New Jersey Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia New Jersey Intermediate Municipal Bond Fund Class Z	105	328	569	1,259

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.69%
Worst:  4th quarter 2010:  -3.51%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia New Jersey Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	1.93%	3.36%	3.92%
Class Z returns after taxes on distributions	1.93%	3.35%	3.86%
Class Z returns after taxes on distributions and sale of Fund shares	2.48%	3.41%	3.89%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New York Intermediate Municipal Bond Fund Class ABCT Columbia New York Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New York Intermediate Municipal Bond Fund Class ABCT Columbia New York Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees	[1]	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[2]	0.29%	0.29%	0.29%	0.44%
Total annual Fund operating expenses		1.01%	1.76%	1.76%	0.91%
Fee waivers and/or reimbursements	[3]	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.75%	1.50%	1.50%	0.65%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia New York Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	399	611	840	1,498
Class B	453	729	930	1,853
Class C	253	529	930	2,052
Class T	538	727	931	1,519

Expense Example, No Redemption Columbia New York Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	153	529	930	1,853
Class C	153	529	930	2,052

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New York Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 25, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 5.83%
Worst: 4th quarter 2010: -3.57%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding, and the Barclays Capital New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

Average Annual Total Returns Columbia New York Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(1.31%)	2.75%	3.34%
Class A returns after taxes on distributions	(1.31%)	2.75%	3.33%
Class A returns after taxes on distributions and sale of Fund shares	0.27%	2.83%	3.34%
Class B	(1.69%)	2.66%	3.09%
Class C	0.63%	3.02%	3.39%
Class T	(2.72%)	2.54%	3.43%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%
Barclays Capital New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.21%	4.57%	4.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New York Intermediate Municipal Bond Fund	Class Z Columbia New York Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New York Intermediate Municipal Bond Fund		Class Z Columbia New York Intermediate Municipal Bond Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.29%
Total annual Fund operating expenses		0.76%
Fee waivers and/or reimbursements	[3]	(0.26%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.50%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.50% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia New York Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia New York Intermediate Municipal Bond Fund Class Z	51	217	397	918

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New York Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.90%
Worst:  4th quarter 2010:  -3.51%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding, and the Barclays Capital New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

Average Annual Total Returns Columbia New York Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.28%	3.69%	4.10%
Class Z returns after taxes on distributions	2.28%	3.69%	4.08%
Class Z returns after taxes on distributions and sale of Fund shares	2.73%	3.68%	4.04%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%
Barclays Capital New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.21%	4.57%	4.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT Columbia Rhode Island Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT Columbia Rhode Island Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.43%	0.43%	0.43%	0.43%
Total annual Fund operating expenses		1.23%	1.98%	1.98%	0.98%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	446	703	979	1,765
Class B	501	821	1,068	2,113
Class C	301	621	1,068	2,306
Class T	570	772	991	1,619

Expense Example, No Redemption Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	201	621	1,068	2,113
Class C	201	621	1,068	2,306

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.85%
Worst:  4th quarter 2010:  -3.01%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(1.40%)	2.54%	3.22%
Class A returns after taxes on distributions	(1.49%)	2.52%	3.20%
Class A returns after taxes on distributions and sale of Fund shares	0.40%	2.69%	3.28%
Class B	(1.75%)	2.46%	2.94%
Class C	0.57%	2.82%	3.24%
Class T	(2.67%)	2.49%	3.43%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Rhode Island Intermediate Municipal Bond Fund	Class Z Columbia Rhode Island Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Rhode Island Intermediate Municipal Bond Fund		Class Z Columbia Rhode Island Intermediate Municipal Bond Fund Class Z
Management fees		0.55%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[1]	0.43%
Total annual Fund operating expenses		0.98%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Rhode Island Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Rhode Island Intermediate Municipal Bond Fund Class Z	100	312	542	1,201

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.92%
Worst:  4th quarter 2010:  -2.95%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.21%	3.49%	3.94%
Class Z returns after taxes on distributions	2.12%	3.47%	3.92%
Class Z returns after taxes on distributions and sale of Fund shares	2.88%	3.55%	3.94%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 15 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Connecticut Tax-Exempt Fund Class ABC Columbia Connecticut Tax-Exempt Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Connecticut Tax-Exempt Fund Class ABC Columbia Connecticut Tax-Exempt Fund		Class A	Class B	Class C
Management fees	[1]	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.24%	0.99%	0.99%
Other Expenses	[2]	0.32%	0.32%	0.32%
Total annual Fund operating expenses		1.03%	1.78%	1.78%
Fee waivers and/or reimbursements	[3]	(0.24%)	(0.24%)	(0.24%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.79%	1.54%	1.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Connecticut Tax-Exempt Fund Columbia Connecticut Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	765	994	1,654
Class B	657	837	1,142	1,877
Class C	257	537	942	2,075

Expense Example, No Redemption Columbia Connecticut Tax-Exempt Fund Columbia Connecticut Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	157	537	942	1,877
Class C	157	537	942	2,075

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 6.97%
Worst: 4th quarter 2010: -5.29%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns Columbia Connecticut Tax-Exempt Fund Columbia Connecticut Tax-Exempt Fund Class ABC	1 Year	5 Years	10 Years
Class A	(3.23%)	2.18%	3.57%
Class A returns after taxes on distributions	(3.34%)	2.08%	3.44%
Class A returns after taxes on distributions and sale of Fund shares	(0.71%)	2.38%	3.58%
Class B	(4.02%)	2.07%	3.30%
Class C	0.17%	2.72%	3.61%
Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)	1.24%	2.91%	3.86%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Connecticut Tax-Exempt Fund	Class Z Columbia Connecticut Tax-Exempt Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Connecticut Tax-Exempt Fund		Class Z Columbia Connecticut Tax-Exempt Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.32%
Total annual Fund operating expenses		0.79%
Fee waivers and/or reimbursements	[3]	(0.24%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.55%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.55% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Connecticut Tax-Exempt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Connecticut Tax-Exempt Fund Class Z	56	228	415	956

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. For periods prior to September 27, 2010, when Class Z shares were initially offered by the Fund, the returns shown include the returns of the Fund's Class A shares, which are not offered in this prospectus. Class Z shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class A and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  6.97%
Worst: 4th quarter 2010: -5.25%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns Columbia Connecticut Tax-Exempt Fund Columbia Connecticut Tax-Exempt Fund Class Z	1 Year	5 Years	10 Years
Class Z	1.65%	3.19%	4.08%
Class Z returns after taxes on distributions	1.53%	3.09%	3.95%
Class Z returns after taxes on distributions and sale of Fund shares	2.55%	3.26%	4.04%
Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)	1.24%	2.91%	3.86%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Massachusetts individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Massachusetts Tax-Exempt Fund Class ABC Columbia Massachusetts Tax-Exempt Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Massachusetts Tax-Exempt Fund Class ABC Columbia Massachusetts Tax-Exempt Fund		Class A	Class B	Class C
Management fees	[1]	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.23%	0.98%	0.98%
Other Expenses	[2]	0.24%	0.24%	0.24%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual Fund operating expenses		0.95%	1.70%	1.70%
Fee waivers and/or reimbursements	[3]	(0.15%)	(0.15%)	(0.15%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements	[4]	0.80%	1.55%	1.55%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[4]

"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Massachusetts Tax-Exempt Fund Columbia Massachusetts Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	553	749	962	1,573
Class B	658	821	1,109	1,797
Class C	258	521	909	1,996

Expense Example, No Redemption Columbia Massachusetts Tax-Exempt Fund Columbia Massachusetts Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	158	521	909	1,797
Class C	158	521	909	1,996

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  8.63%
Worst:  4th quarter 2010:  -6.23%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Average Annual Total Returns Columbia Massachusetts Tax-Exempt Fund Columbia Massachusetts Tax-Exempt Fund Class ABC	1 Year	5 Years	10 Years
Class A	(3.98%)	2.18%	3.81%
Class A returns after taxes on distributions	(4.10%)	2.09%	3.67%
Class A returns after taxes on distributions and sale of Fund shares	(1.05%)	2.44%	3.84%
Class B	(4.75%)	2.07%	3.54%
Class C	(0.61%)	2.71%	3.85%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)	0.82%	2.94%	3.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and New York individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New York Tax-Exempt Fund Class ABC Columbia New York Tax-Exempt Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New York Tax-Exempt Fund Class ABC Columbia New York Tax-Exempt Fund		Class A	Class B	Class C
Management fees	[1]	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.24%	0.99%	0.99%
Other Expenses	[2]	0.40%	0.40%	0.40%
Total annual Fund operating expenses		1.11%	1.86%	1.86%
Fee waivers and/or reimbursements	[3]	(0.32%)	(0.32%)	(0.32%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.79%	1.54%	1.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia New York Tax-Exempt Fund Columbia New York Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	552	781	1,028	1,735
Class B	657	854	1,176	1,957
Class C	257	554	976	2,154

Expense Example, No Redemption Columbia New York Tax-Exempt Fund Columbia New York Tax-Exempt Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	157	554	976	1,957
Class C	157	554	976	2,154

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 9.75%
Worst: 4th quarter 2010: -5.91%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital New York Municipal Bond Index and the Lipper New York Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital New York Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of New York. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital New York Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital New York Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in New York and therefore provides an additional useful performance comparison. The Lipper New York Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Average Annual Total Returns Columbia New York Tax-Exempt Fund Columbia New York Tax-Exempt Fund Class ABC	1 Year	5 Years	10 Years
Class A	(3.45%)	2.35%	3.86%
Class A returns after taxes on distributions	(3.49%)	2.18%	3.74%
Class A returns after taxes on distributions and sale of Fund shares	(0.82%)	2.60%	3.91%
Class B	(4.25%)	2.26%	3.59%
Class C	(0.06%)	2.89%	3.90%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.44%	4.27%	4.86%
Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)	1.63%	2.91%	3.86%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund
Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia California Tax-Exempt Fund	Class Z Columbia California Tax-Exempt Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia California Tax-Exempt Fund		Class Z Columbia California Tax-Exempt Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.18%
Total annual Fund operating expenses		0.65%
Fee waivers and/or reimbursements	[3]	(0.10%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.55%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.55% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia California Tax-Exempt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia California Tax-Exempt Fund Class Z	56	198	352	801

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of Class A shares (the oldest existing Fund class) for periods prior to September 19, 2005, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  10.15%
Worst: 4th quarter 2010:  -6.16%

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Average Annual Total Returns Columbia California Tax-Exempt Fund Columbia California Tax-Exempt Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.51%	3.33%	4.21%
Class Z returns after taxes on distributions	2.22%	3.22%	4.06%
Class Z returns after taxes on distributions and sale of Fund shares	3.66%	3.49%	4.20%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes	1.82%	2.34%	3.57%
Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.97%	3.66%	4.64%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund
Investment Objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Intermediate Municipal Bond Fund Class ABCT Columbia Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Intermediate Municipal Bond Fund Class ABCT Columbia Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees	[1]	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (Rule 12b-1) fees		0.20%	0.85%	0.85%	none
Other Expenses	[2]	0.22%	0.22%	0.22%	0.37%
Total annual Fund operating expenses		0.87%	1.52%	1.52%	0.82%
Fee waivers and/or reimbursements	[3]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.74%	1.39%	1.39%	0.69%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.74%, 1.39%, 1.39% and 0.69% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Intermediate Municipal Bond Fund Columbia Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	398	581	779	1,351
Class B	442	668	817	1,626
Class C	242	468	817	1,801
Class T	542	712	896	1,429

Expense Example, No Redemption Columbia Intermediate Municipal Bond Fund Columbia Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	142	468	817	1,626
Class C	142	468	817	1,801

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to November 25, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  6.15%
Worst:  4th quarter 2010:  -3.39%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Intermediate Municipal Bond Fund Columbia Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(0.77%)	2.70%	3.28%
Class A returns after taxes on distributions	(0.77%)	2.70%	3.27%
Class A returns after taxes on distributions and sale of Fund shares	0.71%	2.83%	3.33%
Class B	(1.02%)	2.71%	3.11%
Class C	1.42%	3.17%	3.48%
Class T	(2.19%)	2.43%	3.32%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund
Investment Objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Intermediate Municipal Bond Fund	Class Z Columbia Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Intermediate Municipal Bond Fund		Class Z Columbia Intermediate Municipal Bond Fund Class Z
Management fees	[1]	0.45%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.22%
Total annual Fund operating expenses		0.67%
Fee waivers and/or reimbursements	[3]	(0.13%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.54% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Intermediate Municipal Bond Fund Class Z	55	201	360	822

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  6.20%
Worst:  4th quarter 2010:  -3.34%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Intermediate Municipal Bond Fund Columbia Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.82%	3.59%	3.99%
Class Z returns after taxes on distributions	2.82%	3.59%	3.97%
Class Z returns after taxes on distributions and sale of Fund shares	3.15%	3.63%	3.98%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Conn Intermediate Municipal Bond Fund Class ABCT Columbia Connecticut Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Conn Intermediate Municipal Bond Fund Class ABCT Columbia Connecticut Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees	[1]	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[2]	0.30%	0.30%	0.30%	0.45%
Total annual Fund operating expenses		1.02%	1.77%	1.77%	0.92%
Fee waivers and/or reimbursements	[3]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.79%	1.54%	1.54%	0.69%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54% and 0.69% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Connecticut Intermediate Municipal Bond Fund Columbia Conn Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	403	617	848	1,512
Class B	457	735	938	1,867
Class C	257	535	938	2,065
Class T	542	732	939	1,532

Expense Example, No Redemption Columbia Connecticut Intermediate Municipal Bond Fund Columbia Conn Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	157	535	938	1,867
Class C	157	535	938	2,065

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.62%
Worst:  4th quarter 2010:  -3.42%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Connecticut Intermediate Municipal Bond Fund Columbia Conn Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(1.44%)	2.44%	3.00%
Class A returns after taxes on distributions	(1.44%)	2.44%	3.00%
Class A returns after taxes on distributions and sale of Fund shares	0.13%	2.57%	3.06%
Class B	(1.86%)	2.36%	2.75%
Class C	0.47%	2.71%	3.04%
Class T	(2.91%)	2.22%	3.09%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Connecticut Intermediate Municipal Bond Fund	Class Z Columbia Conn Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Connecticut Intermediate Municipal Bond Fund		Class Z Columbia Conn Intermediate Municipal Bond Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.30%
Total annual Fund operating expenses		0.77%
Fee waivers and/or reimbursements	[3]	(0.23%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.54% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Connecticut Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Conn Intermediate Municipal Bond Fund Class Z	55	223	405	933

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  4.69%
Worst:  4th quarter 2010:  -3.36%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Connecticut Intermediate Municipal Bond Fund Columbia Conn Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.12%	3.38%	3.75%
Class Z returns after taxes on distributions	2.12%	3.38%	3.75%
Class Z returns after taxes on distributions and sale of Fund shares	2.57%	3.42%	3.76%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Mass Intermediate Municipal Bond Fund Class ABCT Columbia Massachusetts Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Mass Intermediate Municipal Bond Fund Class ABCT Columbia Massachusetts Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees	[1]	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[2]	0.26%	0.26%	0.26%	0.41%
Total annual Fund operating expenses		0.98%	1.73%	1.73%	0.88%
Fee waivers and/or reimbursements	[3]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.75%	1.50%	1.50%	0.65%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Mass Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	399	605	827	1,467
Class B	453	723	917	1,823
Class C	253	523	917	2,022
Class T	538	720	918	1,488

Expense Example, No Redemption Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Mass Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	153	523	917	1,823
Class C	153	523	917	2,022

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to December 9, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  5.55%
Worst:  4th quarter 2010:  -3.13%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Mass Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(0.90%)	2.96%	3.35%
Class A returns after taxes on distributions	(0.91%)	2.95%	3.33%
Class A returns after taxes on distributions and sale of Fund shares	0.51%	3.01%	3.36%
Class B	(1.30%)	2.86%	3.10%
Class C	1.04%	3.22%	3.39%
Class T	(2.31%)	2.74%	3.43%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Massachusetts Intermediate Municipal Bond Fund	Class Z Columbia Mass Intermediate Municipal Bond Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Massachusetts Intermediate Municipal Bond Fund		Class Z Columbia Mass Intermediate Municipal Bond Fund Class Z
Management fees	[1]	0.47%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[2]	0.26%
Total annual Fund operating expenses		0.73%
Fee waivers and/or reimbursements	[3]	(0.23%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.50%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.50% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Columbia Massachusetts Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Mass Intermediate Municipal Bond Fund Class Z	51	210	383	885

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.62%
Worst:  4th quarter 2010:  -3.06%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Mass Intermediate Municipal Bond Fund Class Z	1 Year	5 Years	10 Years
Class Z	2.69%	3.90%	4.10%
Class Z returns after taxes on distributions	2.69%	3.89%	4.08%
Class Z returns after taxes on distributions and sale of Fund shares	2.97%	3.86%	4.06%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund
Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT Columbia New Jersey Intermediate Municipal Bond Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%						4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	1.00%	[1]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT Columbia New Jersey Intermediate Municipal Bond Fund		Class A	Class B	Class C	Class T
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.47%	0.47%	0.47%	0.62%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	[2]	1.28%	2.03%	2.03%	1.18%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[2]

"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia New Jersey Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	718	1,004	1,820
Class B	506	837	1,093	2,166
Class C	306	637	1,093	2,358
Class T	590	832	1,093	1,839

Expense Example, No Redemption Columbia New Jersey Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	206	637	1,093	2,166
Class C	206	637	1,093	2,358

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.62%
Worst:  4th quarter 2010:  -3.57%

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Average Annual Total Returns Columbia New Jersey Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT	1 Year	5 Years	10 Years
Class A	(1.61%)	2.43%	3.17%
Class A returns after taxes on distributions	(1.61%)	2.42%	3.12%
Class A returns after taxes on distributions and sale of Fund shares	0.04%	2.56%	3.19%
Class B	(2.04%)	2.33%	2.91%
Class C	0.28%	2.69%	3.20%
Class T	(3.08%)	2.20%	3.26%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Shareholder Fees	0 Months Ended
	Mar. 03, 2011
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]

[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses	0 Months Ended
	Mar. 03, 2011
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.24%
Other expenses	0.18%	[2]
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	(0.10%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.79%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class B
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.99%
Other expenses	0.18%	[2]
Total annual Fund operating expenses	1.64%
Fee waivers and/or reimbursements	(0.10%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.54%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class C
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.99%
Other expenses	0.18%	[2]
Total annual Fund operating expenses	1.64%
Fee waivers and/or reimbursements	(0.10%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.54%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.47%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.03%	[4]
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.01%
Fee waivers and/or reimbursements	(0.26%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.75%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class B
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.26%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.50%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.26%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.50%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class T
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.44%	[2]
Total annual Fund operating expenses	0.91%
Fee waivers and/or reimbursements	(0.26%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.65%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[2]
Total annual Fund operating expenses	0.76%
Fee waivers and/or reimbursements	(0.26%)	[6]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.50%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.43%	[2]
Total annual Fund operating expenses	1.23%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class B
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.43%	[2]
Total annual Fund operating expenses	1.98%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.43%	[2]
Total annual Fund operating expenses	1.98%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class T
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.43%	[2]
Total annual Fund operating expenses	0.98%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.43%	[2]
Total annual Fund operating expenses	0.98%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.24%
Other expenses	0.32%	[2]
Total annual Fund operating expenses	1.03%
Fee waivers and/or reimbursements	(0.24%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.79%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class B
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.99%
Other expenses	0.32%	[2]
Total annual Fund operating expenses	1.78%
Fee waivers and/or reimbursements	(0.24%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.54%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class C
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.99%
Other expenses	0.32%	[2]
Total annual Fund operating expenses	1.78%
Fee waivers and/or reimbursements	(0.24%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.54%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[2]
Total annual Fund operating expenses	0.79%
Fee waivers and/or reimbursements	(0.24%)	[7]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.55%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.23%
Other expenses	0.24%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.15%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.80%	[4]
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class B
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.98%
Other expenses	0.24%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.15%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.55%	[4]
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class C
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.98%
Other expenses	0.24%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.15%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.55%	[4]
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.24%
Other expenses	0.40%	[2]
Total annual Fund operating expenses	1.11%
Fee waivers and/or reimbursements	(0.32%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.79%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class B
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.99%
Other expenses	0.40%	[2]
Total annual Fund operating expenses	1.86%
Fee waivers and/or reimbursements	(0.32%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.54%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class C
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.99%
Other expenses	0.40%	[2]
Total annual Fund operating expenses	1.86%
Fee waivers and/or reimbursements	(0.32%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.54%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[2]
Total annual Fund operating expenses	0.65%
Fee waivers and/or reimbursements	(0.10%)	[7]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.55%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.45%	[1]
Distribution and/or service (Rule 12b-1) fees	0.20%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	0.87%
Fee waivers and/or reimbursements	(0.13%)	[8]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.74%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class B
Operating Expenses:
Management fees	0.45%	[1]
Distribution and/or service (Rule 12b-1) fees	0.85%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.52%
Fee waivers and/or reimbursements	(0.13%)	[8]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.39%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.45%	[1]
Distribution and/or service (Rule 12b-1) fees	0.85%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.52%
Fee waivers and/or reimbursements	(0.13%)	[8]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.39%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class T
Operating Expenses:
Management fees	0.45%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.37%	[2]
Total annual Fund operating expenses	0.82%
Fee waivers and/or reimbursements	(0.13%)	[8]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.69%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z
Operating Expenses:
Management fees	0.45%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[2]
Total annual Fund operating expenses	0.67%
Fee waivers and/or reimbursements	(0.13%)	[9]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.54%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	1.02%
Fee waivers and/or reimbursements	(0.23%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.79%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class B
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.23%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.54%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.23%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.54%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class T
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.45%	[2]
Total annual Fund operating expenses	0.92%
Fee waivers and/or reimbursements	(0.23%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.69%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.30%	[2]
Total annual Fund operating expenses	0.77%
Fee waivers and/or reimbursements	(0.23%)	[9]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.54%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.23%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.75%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class B
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.23%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.50%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.23%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.50%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class T
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.41%	[2]
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.23%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.65%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[2]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.23%)	[6]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.50%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.47%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.28%	[4]
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class B
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.47%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	2.03%	[4]
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.47%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	2.03%	[4]
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class T
Operating Expenses:
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.62%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.18%	[4]

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[4]

"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

[5]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[6]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.50% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[7]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.55% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[8]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.74%, 1.39%, 1.39% and 0.69% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[9]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.54% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[10]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54% and 0.69% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Annual Total Returns	0 Months Ended
Mar. 03, 2011
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A
Bar Chart Table:
Annual Return 2001	3.46%
Annual Return 2002	8.58%
Annual Return 2003	5.10%
Annual Return 2004	4.51%
Annual Return 2005	3.84%
Annual Return 2006	4.84%
Annual Return 2007	1.97%
Annual Return 2008	(6.42%)
Annual Return 2009	13.79%
Annual Return 2010	2.27%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z
Bar Chart Table:
Annual Return 2001	3.77%
Annual Return 2002	9.98%
Annual Return 2003	4.18%
Annual Return 2004	2.71%
Annual Return 2005	1.96%
Annual Return 2006	3.68%
Annual Return 2007	2.65%
Annual Return 2008	(0.02%)
Annual Return 2009	8.76%
Annual Return 2010	1.93%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	3.10%
Annual Return 2002	10.20%
Annual Return 2003	4.29%
Annual Return 2004	2.44%
Annual Return 2005	1.50%
Annual Return 2006	3.00%
Annual Return 2007	2.96%
Annual Return 2008	(0.36%)
Annual Return 2009	9.78%
Annual Return 2010	2.03%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z
Bar Chart Table:
Annual Return 2001	3.30%
Annual Return 2002	10.40%
Annual Return 2003	4.58%
Annual Return 2004	2.70%
Annual Return 2005	1.76%
Annual Return 2006	3.25%
Annual Return 2007	3.21%
Annual Return 2008	(0.09%)
Annual Return 2009	10.06%
Annual Return 2010	2.28%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	4.21%
Annual Return 2002	9.11%
Annual Return 2003	3.80%
Annual Return 2004	2.44%
Annual Return 2005	1.69%
Annual Return 2006	2.95%
Annual Return 2007	3.08%
Annual Return 2008	(0.08%)
Annual Return 2009	8.44%
Annual Return 2010	1.95%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z
Bar Chart Table:
Annual Return 2001	4.22%
Annual Return 2002	9.13%
Annual Return 2003	4.05%
Annual Return 2004	2.70%
Annual Return 2005	1.95%
Annual Return 2006	3.20%
Annual Return 2007	3.34%
Annual Return 2008	0.18%
Annual Return 2009	8.71%
Annual Return 2010	2.21%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A
Bar Chart Table:
Annual Return 2001	5.47%
Annual Return 2002	9.01%
Annual Return 2003	5.43%
Annual Return 2004	2.98%
Annual Return 2005	2.09%
Annual Return 2006	3.92%
Annual Return 2007	2.55%
Annual Return 2008	(4.82%)
Annual Return 2009	13.48%
Annual Return 2010	1.60%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z
Bar Chart Table:
Annual Return 2001	5.47%
Annual Return 2002	9.01%
Annual Return 2003	5.43%
Annual Return 2004	2.98%
Annual Return 2005	2.09%
Annual Return 2006	3.92%
Annual Return 2007	2.55%
Annual Return 2008	(4.82%)
Annual Return 2009	13.48%
Annual Return 2010	1.65%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A
Bar Chart Table:
Annual Return 2001	4.67%
Annual Return 2002	9.99%
Annual Return 2003	5.94%
Annual Return 2004	3.70%
Annual Return 2005	3.16%
Annual Return 2006	4.57%
Annual Return 2007	2.30%
Annual Return 2008	(4.32%)
Annual Return 2009	13.33%
Annual Return 2010	0.81%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A
Bar Chart Table:
Annual Return 2001	4.08%
Annual Return 2002	9.99%
Annual Return 2003	6.31%
Annual Return 2004	3.78%
Annual Return 2005	2.92%
Annual Return 2006	4.46%
Annual Return 2007	2.02%
Annual Return 2008	(8.72%)
Annual Return 2009	19.57%
Annual Return 2010	1.37%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z
Bar Chart Table:
Annual Return 2001	3.46%
Annual Return 2002	8.58%
Annual Return 2003	5.10%
Annual Return 2004	4.51%
Annual Return 2005	3.91%
Annual Return 2006	5.08%
Annual Return 2007	2.21%
Annual Return 2008	(6.20%)
Annual Return 2009	14.06%
Annual Return 2010	2.51%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	4.58%
Annual Return 2002	7.99%
Annual Return 2003	4.13%
Annual Return 2004	2.54%
Annual Return 2005	1.84%
Annual Return 2006	3.60%
Annual Return 2007	2.89%
Annual Return 2008	(1.90%)
Annual Return 2009	10.06%
Annual Return 2010	2.61%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z
Bar Chart Table:
Annual Return 2001	4.75%
Annual Return 2002	8.11%
Annual Return 2003	4.38%
Annual Return 2004	2.74%
Annual Return 2005	2.04%
Annual Return 2006	3.80%
Annual Return 2007	3.09%
Annual Return 2008	(1.70%)
Annual Return 2009	10.27%
Annual Return 2010	2.82%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	4.26%
Annual Return 2002	8.39%
Annual Return 2003	3.27%
Annual Return 2004	2.34%
Annual Return 2005	1.28%
Annual Return 2006	3.14%
Annual Return 2007	2.77%
Annual Return 2008	(0.82%)
Annual Return 2009	8.88%
Annual Return 2010	1.86%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z
Bar Chart Table:
Annual Return 2001	4.47%
Annual Return 2002	8.57%
Annual Return 2003	3.58%
Annual Return 2004	2.60%
Annual Return 2005	1.54%
Annual Return 2006	3.40%
Annual Return 2007	3.02%
Annual Return 2008	(0.54%)
Annual Return 2009	9.15%
Annual Return 2010	2.12%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	4.49%
Annual Return 2002	8.40%
Annual Return 2003	3.61%
Annual Return 2004	2.42%
Annual Return 2005	1.56%
Annual Return 2006	3.15%
Annual Return 2007	3.12%
Annual Return 2008	0.82%
Annual Return 2009	8.82%
Annual Return 2010	2.44%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z
Bar Chart Table:
Annual Return 2001	4.67%
Annual Return 2002	8.60%
Annual Return 2003	3.91%
Annual Return 2004	2.68%
Annual Return 2005	1.82%
Annual Return 2006	3.40%
Annual Return 2007	3.38%
Annual Return 2008	1.08%
Annual Return 2009	9.09%
Annual Return 2010	2.69%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	3.57%
Annual Return 2002	9.83%
Annual Return 2003	3.89%
Annual Return 2004	2.45%
Annual Return 2005	1.71%
Annual Return 2006	3.42%
Annual Return 2007	2.40%
Annual Return 2008	(0.29%)
Annual Return 2009	8.49%
Annual Return 2010	1.67%

Average Annual Total Returns	0 Months Ended
Mar. 03, 2011
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A
Average Annual Return:
1 Year	(2.59%)
5 Years	2.09%
10 Years	3.57%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(2.87%)
5 Years	1.98%
10 Years	3.43%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.16%
5 Years	2.38%
10 Years	3.62%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class B
Average Annual Return:
1 Year	(3.30%)
5 Years	1.98%
10 Years	3.31%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class C
Average Annual Return:
1 Year	0.85%
5 Years	2.62%
10 Years	3.61%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes
Average Annual Return:
1 Year	1.82%
5 Years	2.34%
10 Years	3.57%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.97%
5 Years	3.66%
10 Years	4.64%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z
Average Annual Return:
1 Year	1.93%
5 Years	3.36%
10 Years	3.92%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	1.93%
5 Years	3.35%
10 Years	3.86%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.48%
5 Years	3.41%
10 Years	3.89%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A
Average Annual Return:
1 Year	(1.31%)
5 Years	2.75%
10 Years	3.34%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(1.31%)
5 Years	2.75%
10 Years	3.33%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.27%
5 Years	2.83%
10 Years	3.34%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class B
Average Annual Return:
1 Year	(1.69%)
5 Years	2.66%
10 Years	3.09%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class C
Average Annual Return:
1 Year	0.63%
5 Years	3.02%
10 Years	3.39%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class T
Average Annual Return:
1 Year	(2.72%)
5 Years	2.54%
10 Years	3.43%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Barclays Capital New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.21%
5 Years	4.57%
10 Years	4.84%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z
Average Annual Return:
1 Year	2.28%
5 Years	3.69%
10 Years	4.10%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.28%
5 Years	3.69%
10 Years	4.08%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.73%
5 Years	3.68%
10 Years	4.04%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Barclays Capital New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.21%
5 Years	4.57%
10 Years	4.84%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A
Average Annual Return:
1 Year	(1.40%)
5 Years	2.54%
10 Years	3.22%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(1.49%)
5 Years	2.52%
10 Years	3.20%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.40%
5 Years	2.69%
10 Years	3.28%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class B
Average Annual Return:
1 Year	(1.75%)
5 Years	2.46%
10 Years	2.94%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class C
Average Annual Return:
1 Year	0.57%
5 Years	2.82%
10 Years	3.24%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class T
Average Annual Return:
1 Year	(2.67%)
5 Years	2.49%
10 Years	3.43%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z
Average Annual Return:
1 Year	2.21%
5 Years	3.49%
10 Years	3.94%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.12%
5 Years	3.47%
10 Years	3.92%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.88%
5 Years	3.55%
10 Years	3.94%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A
Average Annual Return:
1 Year	(3.23%)
5 Years	2.18%
10 Years	3.57%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(3.34%)
5 Years	2.08%
10 Years	3.44%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.71%)
5 Years	2.38%
10 Years	3.58%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class B
Average Annual Return:
1 Year	(4.02%)
5 Years	2.07%
10 Years	3.30%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class C
Average Annual Return:
1 Year	0.17%
5 Years	2.72%
10 Years	3.61%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.24%
5 Years	2.91%
10 Years	3.86%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z
Average Annual Return:
1 Year	1.65%
5 Years	3.19%
10 Years	4.08%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	1.53%
5 Years	3.09%
10 Years	3.95%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.55%
5 Years	3.26%
10 Years	4.04%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.24%
5 Years	2.91%
10 Years	3.86%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A
Average Annual Return:
1 Year	(3.98%)
5 Years	2.18%
10 Years	3.81%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(4.10%)
5 Years	2.09%
10 Years	3.67%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.05%)
5 Years	2.44%
10 Years	3.84%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class B
Average Annual Return:
1 Year	(4.75%)
5 Years	2.07%
10 Years	3.54%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class C
Average Annual Return:
1 Year	(0.61%)
5 Years	2.71%
10 Years	3.85%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.82%
5 Years	2.94%
10 Years	3.93%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A
Average Annual Return:
1 Year	(3.45%)
5 Years	2.35%
10 Years	3.86%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(3.49%)
5 Years	2.18%
10 Years	3.74%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.82%)
5 Years	2.60%
10 Years	3.91%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class B
Average Annual Return:
1 Year	(4.25%)
5 Years	2.26%
10 Years	3.59%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class C
Average Annual Return:
1 Year	(0.06%)
5 Years	2.89%
10 Years	3.90%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.44%
5 Years	4.27%
10 Years	4.86%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.63%
5 Years	2.91%
10 Years	3.86%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z
Average Annual Return:
1 Year	2.51%
5 Years	3.33%
10 Years	4.21%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.22%
5 Years	3.22%
10 Years	4.06%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.66%
5 Years	3.49%
10 Years	4.20%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes
Average Annual Return:
1 Year	1.82%
5 Years	2.34%
10 Years	3.57%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.97%
5 Years	3.66%
10 Years	4.64%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A
Average Annual Return:
1 Year	(0.77%)
5 Years	2.70%
10 Years	3.28%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(0.77%)
5 Years	2.70%
10 Years	3.27%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.71%
5 Years	2.83%
10 Years	3.33%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class B
Average Annual Return:
1 Year	(1.02%)
5 Years	2.71%
10 Years	3.11%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class C
Average Annual Return:
1 Year	1.42%
5 Years	3.17%
10 Years	3.48%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class T
Average Annual Return:
1 Year	(2.19%)
5 Years	2.43%
10 Years	3.32%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z
Average Annual Return:
1 Year	2.82%
5 Years	3.59%
10 Years	3.99%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.82%
5 Years	3.59%
10 Years	3.97%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.15%
5 Years	3.63%
10 Years	3.98%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A
Average Annual Return:
1 Year	(1.44%)
5 Years	2.44%
10 Years	3.00%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(1.44%)
5 Years	2.44%
10 Years	3.00%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.13%
5 Years	2.57%
10 Years	3.06%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class B
Average Annual Return:
1 Year	(1.86%)
5 Years	2.36%
10 Years	2.75%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class C
Average Annual Return:
1 Year	0.47%
5 Years	2.71%
10 Years	3.04%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class T
Average Annual Return:
1 Year	(2.91%)
5 Years	2.22%
10 Years	3.09%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z
Average Annual Return:
1 Year	2.12%
5 Years	3.38%
10 Years	3.75%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.12%
5 Years	3.38%
10 Years	3.75%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.57%
5 Years	3.42%
10 Years	3.76%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A
Average Annual Return:
1 Year	(0.90%)
5 Years	2.96%
10 Years	3.35%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(0.91%)
5 Years	2.95%
10 Years	3.33%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.51%
5 Years	3.01%
10 Years	3.36%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class B
Average Annual Return:
1 Year	(1.30%)
5 Years	2.86%
10 Years	3.10%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class C
Average Annual Return:
1 Year	1.04%
5 Years	3.22%
10 Years	3.39%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class T
Average Annual Return:
1 Year	(2.31%)
5 Years	2.74%
10 Years	3.43%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z
Average Annual Return:
1 Year	2.69%
5 Years	3.90%
10 Years	4.10%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.69%
5 Years	3.89%
10 Years	4.08%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.97%
5 Years	3.86%
10 Years	4.06%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A
Average Annual Return:
1 Year	(1.61%)
5 Years	2.43%
10 Years	3.17%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(1.61%)
5 Years	2.42%
10 Years	3.12%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.04%
5 Years	2.56%
10 Years	3.19%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class B
Average Annual Return:
1 Year	(2.04%)
5 Years	2.33%
10 Years	2.91%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class C
Average Annual Return:
1 Year	0.28%
5 Years	2.69%
10 Years	3.20%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class T
Average Annual Return:
1 Year	(3.08%)
5 Years	2.20%
10 Years	3.26%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  10.08%
Worst:  4th quarter 2010:  -6.21%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	935
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,510
Annual Return 2001	rr_AnnualReturn2001	3.46%
Annual Return 2002	rr_AnnualReturn2002	8.58%
Annual Return 2003	rr_AnnualReturn2003	5.10%
Annual Return 2004	rr_AnnualReturn2004	4.51%
Annual Return 2005	rr_AnnualReturn2005	3.84%
Annual Return 2006	rr_AnnualReturn2006	4.84%
Annual Return 2007	rr_AnnualReturn2007	1.97%
Annual Return 2008	rr_AnnualReturn2008	(6.42%)
Annual Return 2009	rr_AnnualReturn2009	13.79%
Annual Return 2010	rr_AnnualReturn2010	2.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.21%)
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	3.62%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	882
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
1 Year	rr_AverageAnnualReturnYear01	(3.30%)
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,935
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	882
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,935
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Columbia California Tax-Exempt Fund Class ABC | Columbia California Tax-Exempt Fund | Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.69%
Worst:  4th quarter 2010:  -3.51%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.03%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2001	rr_AnnualReturn2001	3.77%
Annual Return 2002	rr_AnnualReturn2002	9.98%
Annual Return 2003	rr_AnnualReturn2003	4.18%
Annual Return 2004	rr_AnnualReturn2004	2.71%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	3.68%
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	(0.02%)
Annual Return 2009	rr_AnnualReturn2009	8.76%
Annual Return 2010	rr_AnnualReturn2010	1.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.51%)
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Columbia New Jersey Intermediate Municipal Bond Fund Class Z | Columbia New Jersey Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New York Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 25, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 5.83%
Worst: 4th quarter 2010: -3.57%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding, and the Barclays Capital New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	399
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,498
Annual Return 2001	rr_AnnualReturn2001	3.10%
Annual Return 2002	rr_AnnualReturn2002	10.20%
Annual Return 2003	rr_AnnualReturn2003	4.29%
Annual Return 2004	rr_AnnualReturn2004	2.44%
Annual Return 2005	rr_AnnualReturn2005	1.50%
Annual Return 2006	rr_AnnualReturn2006	3.00%
Annual Return 2007	rr_AnnualReturn2007	2.96%
Annual Return 2008	rr_AnnualReturn2008	(0.36%)
Annual Return 2009	rr_AnnualReturn2009	9.78%
Annual Return 2010	rr_AnnualReturn2010	2.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
1 Year	rr_AverageAnnualReturnYear01	(1.31%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.31%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	453
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	729
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	930
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,853
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	529
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	930
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,853
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	930
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	529
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	930
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.91%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	931
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,519
1 Year	rr_AverageAnnualReturnYear01	(2.72%)
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia New York Intermediate Municipal Bond Fund Class ABCT | Columbia New York Intermediate Municipal Bond Fund | Barclays Capital New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New York Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.90%
Worst:  4th quarter 2010:  -3.51%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding, and the Barclays Capital New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Annual Return 2001	rr_AnnualReturn2001	3.30%
Annual Return 2002	rr_AnnualReturn2002	10.40%
Annual Return 2003	rr_AnnualReturn2003	4.58%
Annual Return 2004	rr_AnnualReturn2004	2.70%
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	3.25%
Annual Return 2007	rr_AnnualReturn2007	3.21%
Annual Return 2008	rr_AnnualReturn2008	(0.09%)
Annual Return 2009	rr_AnnualReturn2009	10.06%
Annual Return 2010	rr_AnnualReturn2010	2.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.51%)
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia New York Intermediate Municipal Bond Fund Class Z | Columbia New York Intermediate Municipal Bond Fund | Barclays Capital New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.85%
Worst:  4th quarter 2010:  -3.01%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	446
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	979
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,765
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	9.11%
Annual Return 2003	rr_AnnualReturn2003	3.80%
Annual Return 2004	rr_AnnualReturn2004	2.44%
Annual Return 2005	rr_AnnualReturn2005	1.69%
Annual Return 2006	rr_AnnualReturn2006	2.95%
Annual Return 2007	rr_AnnualReturn2007	3.08%
Annual Return 2008	rr_AnnualReturn2008	(0.08%)
Annual Return 2009	rr_AnnualReturn2009	8.44%
Annual Return 2010	rr_AnnualReturn2010	1.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.01%)
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.49%)
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	501
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	821
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,113
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,113
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,306
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	570
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	772
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	991
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,619
1 Year	rr_AverageAnnualReturnYear01	(2.67%)
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Columbia Rhode Island Intermediate Municipal Bond Fund Class ABCT | Columbia Rhode Island Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.92%
Worst:  4th quarter 2010:  -2.95%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	4.22%
Annual Return 2002	rr_AnnualReturn2002	9.13%
Annual Return 2003	rr_AnnualReturn2003	4.05%
Annual Return 2004	rr_AnnualReturn2004	2.70%
Annual Return 2005	rr_AnnualReturn2005	1.95%
Annual Return 2006	rr_AnnualReturn2006	3.20%
Annual Return 2007	rr_AnnualReturn2007	3.34%
Annual Return 2008	rr_AnnualReturn2008	0.18%
Annual Return 2009	rr_AnnualReturn2009	8.71%
Annual Return 2010	rr_AnnualReturn2010	2.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Columbia Rhode Island Intermediate Municipal Bond Fund Class Z | Columbia Rhode Island Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 15 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 6.97%
Worst: 4th quarter 2010: -5.29%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	994
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,654
Annual Return 2001	rr_AnnualReturn2001	5.47%
Annual Return 2002	rr_AnnualReturn2002	9.01%
Annual Return 2003	rr_AnnualReturn2003	5.43%
Annual Return 2004	rr_AnnualReturn2004	2.98%
Annual Return 2005	rr_AnnualReturn2005	2.09%
Annual Return 2006	rr_AnnualReturn2006	3.92%
Annual Return 2007	rr_AnnualReturn2007	2.55%
Annual Return 2008	rr_AnnualReturn2008	(4.82%)
Annual Return 2009	rr_AnnualReturn2009	13.48%
Annual Return 2010	rr_AnnualReturn2010	1.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.29%)
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.34%)
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	837
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,142
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,877
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	537
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	942
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,877
1 Year	rr_AverageAnnualReturnYear01	(4.02%)
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.30%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	537
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,075
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	537
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	942
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,075
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.24%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Columbia Connecticut Tax-Exempt Fund Class ABC | Columbia Connecticut Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. For periods prior to September 27, 2010, when Class Z shares were initially offered by the Fund, the returns shown include the returns of the Fund's Class A shares, which are not offered in this prospectus. Class Z shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class A and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  6.97%
Worst: 4th quarter 2010: -5.25%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[8]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	956
Annual Return 2001	rr_AnnualReturn2001	5.47%
Annual Return 2002	rr_AnnualReturn2002	9.01%
Annual Return 2003	rr_AnnualReturn2003	5.43%
Annual Return 2004	rr_AnnualReturn2004	2.98%
Annual Return 2005	rr_AnnualReturn2005	2.09%
Annual Return 2006	rr_AnnualReturn2006	3.92%
Annual Return 2007	rr_AnnualReturn2007	2.55%
Annual Return 2008	rr_AnnualReturn2008	(4.82%)
Annual Return 2009	rr_AnnualReturn2009	13.48%
Annual Return 2010	rr_AnnualReturn2010	1.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.55%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.24%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Columbia Connecticut Tax-Exempt Fund Class Z | Columbia Connecticut Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks total return, consisting of current income exempt from federal income tax and Massachusetts individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  8.63%
Worst:  4th quarter 2010:  -6.23%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	553
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	749
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,573
Annual Return 2001	rr_AnnualReturn2001	4.67%
Annual Return 2002	rr_AnnualReturn2002	9.99%
Annual Return 2003	rr_AnnualReturn2003	5.94%
Annual Return 2004	rr_AnnualReturn2004	3.70%
Annual Return 2005	rr_AnnualReturn2005	3.16%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(4.32%)
Annual Return 2009	rr_AnnualReturn2009	13.33%
Annual Return 2010	rr_AnnualReturn2010	0.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.23%)
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.10%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.98%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.55%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	821
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,109
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,797
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	521
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	909
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,797
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.98%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.55%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	521
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,996
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	521
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	909
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,996
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Columbia Massachusetts Tax-Exempt Fund Class ABC | Columbia Massachusetts Tax-Exempt Fund | Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks total return, consisting of current income exempt from federal income tax and New York individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009: 9.75%
Worst: 4th quarter 2010: -5.91%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital New York Municipal Bond Index and the Lipper New York Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital New York Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of New York. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital New York Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital New York Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in New York and therefore provides an additional useful performance comparison. The Lipper New York Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	781
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Annual Return 2001	rr_AnnualReturn2001	4.08%
Annual Return 2002	rr_AnnualReturn2002	9.99%
Annual Return 2003	rr_AnnualReturn2003	6.31%
Annual Return 2004	rr_AnnualReturn2004	3.78%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	4.46%
Annual Return 2007	rr_AnnualReturn2007	2.02%
Annual Return 2008	rr_AnnualReturn2008	(8.72%)
Annual Return 2009	rr_AnnualReturn2009	19.57%
Annual Return 2010	rr_AnnualReturn2010	1.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.91%)
1 Year	rr_AverageAnnualReturnYear01	(3.45%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.49%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.82%)
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.86%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	976
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,957
1 Year	rr_AverageAnnualReturnYear01	(4.25%)
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.86%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[12]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	976
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,154
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	976
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,154
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.44%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Columbia New York Tax-Exempt Fund Class ABC | Columbia New York Tax-Exempt Fund | Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.63%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds." The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Zero-Coupon Bonds Risk -- Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of Class A shares (the oldest existing Fund class) for periods prior to September 19, 2005, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  10.15%
Worst: 4th quarter 2010:  -6.16%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund's sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[8]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	801
Annual Return 2001	rr_AnnualReturn2001	3.46%
Annual Return 2002	rr_AnnualReturn2002	8.58%
Annual Return 2003	rr_AnnualReturn2003	5.10%
Annual Return 2004	rr_AnnualReturn2004	4.51%
Annual Return 2005	rr_AnnualReturn2005	3.91%
Annual Return 2006	rr_AnnualReturn2006	5.08%
Annual Return 2007	rr_AnnualReturn2007	2.21%
Annual Return 2008	rr_AnnualReturn2008	(6.20%)
Annual Return 2009	rr_AnnualReturn2009	14.06%
Annual Return 2010	rr_AnnualReturn2010	2.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.16%)
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	4.21%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.22%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Columbia California Tax-Exempt Fund Class Z | Columbia California Tax-Exempt Fund | Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to November 25, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  6.15%
Worst:  4th quarter 2010:  -3.39%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[9]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	398
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,351
Annual Return 2001	rr_AnnualReturn2001	4.58%
Annual Return 2002	rr_AnnualReturn2002	7.99%
Annual Return 2003	rr_AnnualReturn2003	4.13%
Annual Return 2004	rr_AnnualReturn2004	2.54%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	3.60%
Annual Return 2007	rr_AnnualReturn2007	2.89%
Annual Return 2008	rr_AnnualReturn2008	(1.90%)
Annual Return 2009	rr_AnnualReturn2009	10.06%
Annual Return 2010	rr_AnnualReturn2010	2.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.45%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[9]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	442
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	817
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,626
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.45%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[9]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	817
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,801
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[9]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	542
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	896
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,429
1 Year	rr_AverageAnnualReturnYear01	(2.19%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Columbia Intermediate Municipal Bond Fund Class ABCT | Columbia Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  6.20%
Worst:  4th quarter 2010:  -3.34%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.45%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2001	rr_AnnualReturn2001	4.75%
Annual Return 2002	rr_AnnualReturn2002	8.11%
Annual Return 2003	rr_AnnualReturn2003	4.38%
Annual Return 2004	rr_AnnualReturn2004	2.74%
Annual Return 2005	rr_AnnualReturn2005	2.04%
Annual Return 2006	rr_AnnualReturn2006	3.80%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(1.70%)
Annual Return 2009	rr_AnnualReturn2009	10.27%
Annual Return 2010	rr_AnnualReturn2010	2.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.34%)
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Columbia Intermediate Municipal Bond Fund Class Z | Columbia Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  4.62%
Worst:  4th quarter 2010:  -3.42%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	403
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	617
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	848
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,512
Annual Return 2001	rr_AnnualReturn2001	4.26%
Annual Return 2002	rr_AnnualReturn2002	8.39%
Annual Return 2003	rr_AnnualReturn2003	3.27%
Annual Return 2004	rr_AnnualReturn2004	2.34%
Annual Return 2005	rr_AnnualReturn2005	1.28%
Annual Return 2006	rr_AnnualReturn2006	3.14%
Annual Return 2007	rr_AnnualReturn2007	2.77%
Annual Return 2008	rr_AnnualReturn2008	(0.82%)
Annual Return 2009	rr_AnnualReturn2009	8.88%
Annual Return 2010	rr_AnnualReturn2010	1.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.42%)
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	3.00%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	3.00%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.77%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	457
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	938
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.77%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,065
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	938
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,065
1 Year	rr_AverageAnnualReturnYear01	0.47%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	542
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,532
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Columbia Conn Intermediate Municipal Bond Fund Class ABCT | Columbia Connecticut Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  4.69%
Worst:  4th quarter 2010:  -3.36%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[7]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	933
Annual Return 2001	rr_AnnualReturn2001	4.47%
Annual Return 2002	rr_AnnualReturn2002	8.57%
Annual Return 2003	rr_AnnualReturn2003	3.58%
Annual Return 2004	rr_AnnualReturn2004	2.60%
Annual Return 2005	rr_AnnualReturn2005	1.54%
Annual Return 2006	rr_AnnualReturn2006	3.40%
Annual Return 2007	rr_AnnualReturn2007	3.02%
Annual Return 2008	rr_AnnualReturn2008	(0.54%)
Annual Return 2009	rr_AnnualReturn2009	9.15%
Annual Return 2010	rr_AnnualReturn2010	2.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Columbia Conn Intermediate Municipal Bond Fund Class Z | Columbia Connecticut Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to December 9, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  5.55%
Worst:  4th quarter 2010:  -3.13%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	399
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	605
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	827
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,467
Annual Return 2001	rr_AnnualReturn2001	4.49%
Annual Return 2002	rr_AnnualReturn2002	8.40%
Annual Return 2003	rr_AnnualReturn2003	3.61%
Annual Return 2004	rr_AnnualReturn2004	2.42%
Annual Return 2005	rr_AnnualReturn2005	1.56%
Annual Return 2006	rr_AnnualReturn2006	3.15%
Annual Return 2007	rr_AnnualReturn2007	3.12%
Annual Return 2008	rr_AnnualReturn2008	0.82%
Annual Return 2009	rr_AnnualReturn2009	8.82%
Annual Return 2010	rr_AnnualReturn2010	2.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.13%)
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.91%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	453
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	917
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,823
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	3.10%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,022
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	917
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,022
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	720
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,488
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Columbia Mass Intermediate Municipal Bond Fund Class ABCT | Columbia Massachusetts Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples. Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.62%
Worst:  4th quarter 2010:  -3.06%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[6]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	383
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	885
Annual Return 2001	rr_AnnualReturn2001	4.67%
Annual Return 2002	rr_AnnualReturn2002	8.60%
Annual Return 2003	rr_AnnualReturn2003	3.91%
Annual Return 2004	rr_AnnualReturn2004	2.68%
Annual Return 2005	rr_AnnualReturn2005	1.82%
Annual Return 2006	rr_AnnualReturn2006	3.40%
Annual Return 2007	rr_AnnualReturn2007	3.38%
Annual Return 2008	rr_AnnualReturn2008	1.08%
Annual Return 2009	rr_AnnualReturn2009	9.09%
Annual Return 2010	rr_AnnualReturn2010	2.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.06%)
1 Year	rr_AverageAnnualReturnYear01	2.69%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.69%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Class Z | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Columbia Mass Intermediate Municipal Bond Fund Class Z | Columbia Massachusetts Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  State-Specific Municipal Securities Risk -- Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

  Municipal Securities Risk -- Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's, or Fitch or Ba by Moody's) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk -- Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 18, 2002 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:  3rd quarter 2009:  5.62%
Worst:  4th quarter 2010:  -3.57%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least  $7 million in principal amount outstanding.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	451
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,820
Annual Return 2001	rr_AnnualReturn2001	3.57%
Annual Return 2002	rr_AnnualReturn2002	9.83%
Annual Return 2003	rr_AnnualReturn2003	3.89%
Annual Return 2004	rr_AnnualReturn2004	2.45%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	3.42%
Annual Return 2007	rr_AnnualReturn2007	2.40%
Annual Return 2008	rr_AnnualReturn2008	(0.29%)
Annual Return 2009	rr_AnnualReturn2009	8.49%
Annual Return 2010	rr_AnnualReturn2010	1.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2010:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class A | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.03%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	506
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	837
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.03%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.62%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	590
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,839
1 Year	rr_AverageAnnualReturnYear01	(3.08%)
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Columbia New Jersey Intermediate Municipal Bond Fund Class ABCT | Columbia New Jersey Intermediate Municipal Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.93%
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[4]	This charge decreases over time.
[5]

"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

[6]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.50% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[7]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.54% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[8]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.55% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[9]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.74%, 1.39%, 1.39% and 0.69% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[10]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[11]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54% and 0.69% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[12]

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[13]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.